Other operating results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Result from purchase / sale of subsidiary and associates	$ 37	$ (9)	$ (225)
Donations	137	149	307
Lawsuits and other contingencies	(87)	(164)	(144)
Interest generated by operating credits	97	254	369
Others	4	187	(163)
Total other operating results, net	$ (86)	$ 119	$ (470)